Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Schedule of the Group's investment balances

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments	29,288	20,660	2,995
Available-for-sale investments	13,805	14,941	2,166
Trading debt securities	14,804	207,670	30,109
Equity securities measured at fair value	7,925	5,265	763
Investments held by consolidated investment funds measured at fair value	26,981	67,443	9,780
Total short-term investments	92,803	315,979	45,813
Long-term investments
Other long-term investments
- Investments measured at fair value	376,957	631,662	91,582
- Investments measured at cost less impairment
- Private equity funds products	96,302	27,207	3,944
- Other investments measured at cost less impairment	114,986	40,475	5,868
Total other long-term investments	588,245	699,344	101,394
Investments held by consolidated investment funds measured at fair value	80,327	74,751	10,838
Total long-term investments	668,572	774,095	112,232
Total investments	761,375	1,090,074	158,045